Note 3	6 Months Ended
Jun. 30, 2026
BBVA Group [Abstract]
Disclosure of BBVA Group [Text Block]	BBVA Group
The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.
The following information is detailed in the Appendices to the consolidated financial statements of the Group for the year ended December 31, 2025:
–Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.
–Appendix II shows relevant information related to investments in joint ventures and associates accounted for using the equity method.
–Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.
–Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.
The BBVA Group’s activities are mainly located in Spain, Mexico, Turkey and South America, with an active presence in other areas of Europe, the United States and Asia (see Note 5).
Significant transactions in the first six months of 2026
Divestitures
Agreement for the sale of the Romanian subsidiaries of Garanti BBVA
On March 28, 2026, it was announced that Türkiye Garanti Bankası A.Ş. (“Garanti BBVA") had reached an agreement with Raiffeisen Bank SA —the Romanian subsidiary of the Austrian bank Raiffeisen Bank International AG (RBI)— to sell 100% of Garanti BBVA’s subsidiaries in Romania. As a result of the above, all of the balance sheet items of Garanti Bank SA, Motoractive IFN SA and Motoractive Multiservices SRL have been reclassified into the line items “Non-current assets and disposal groups classified as held for sale” and “Liabilities included in disposal groups classified as held for sale” in the Group's consolidated balance sheet as of June 30, 2026.
The closing of the transaction is expected during the fourth quarter of 2026, once the regulatory authorizations from the competent authorities have been received.
Significant transactions in 2025
During the fiscal year 2025, no significant or relevant corporate transactions have been completed.